Share-Based compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2022	2021
Outstanding at January 1	993,490	1,007,500
Granted	536,500	401,240
Forfeited/Cancelled	(41,125)	—
Exercised	(35,000)	(189,500)
Outstanding as at September 30	1,453,865	1,219,240
Exercisable as at September 30	783,995	918,310

Schedule of input to Black-Scholes model for warrants granted

	Plan 2016	Plan 2018	Plan 2013	Plan 2018	Plan 2020
	(grant 2018)	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	56.32%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	11.94
Stock price	1.09	10.24	10.20	10.20	10.20
Fair value	0.10	5.30	3.31	3.31	3.31

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.30%	51.50%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.36)%	(0.18)%	0.37%	0.37%	0.50%
Expected life	3	3	3	3	4
Exercise price	25.31	25.31	17.76	25.31	17.76
Stock price	25.75	20.50	17.50	17.50	17.50
Fair value	9.22	5.94	6.05	4.15	6.90

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant May 14	(grant June 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	1.06%	1.60%	1.39%	1.45%
Expected life	3	3	3	4
Exercise price	13.82	12.95	9.66	9.66
Stock price	13.82	13.34	9.75	9.75
Fair value	4.94	5.21	3.79	4.32